Asset Acquisition - Schedule of Acquisition Cost (Details) - Acquisition Cost [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Acquisition Cost [Line Items]
Base purchase price	$ 5,046
Amounts paid to third-party convertible-loan holders	724
Direct transaction costs	75
Total acquisition cost paid in cash	$ 5,845